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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-02773

                                THE GATEWAY TRUST
               (Exact name of registrant as specified in charter)

    Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH        45209
              (Address of principal executive offices)                (Zip code)

                                 Geoffrey Keenan
 The Gateway Trust, Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati,
                                    OH 45209
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 719-1100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other small business investment companies registered on Form N-5 (sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                   GATEWAY FUND
            PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

SHARES                                                                           VALUE (000's)
------                                                                           -------------
           COMMON STOCKS - 97.7%
           BASIC MATERIALS - 5.6%

119,000    3M Co.                                                                       9,516
 29,600    Air Products and Chemicals, Inc.                                             1,610
123,470    Alcoa Inc.                                                                   4,147
  7,700    Avery Dennison Corporation                                                     507
 13,000    Bemis Company, Inc.                                                            346
536,148    Dow Chemical Company                                                        24,223
500,700    E. I. du Pont de Nemours and Company                                        21,430
185,200    Eastman Chemical Company                                                     8,806
  9,700    Freeport-McMoRan Copper & Gold, Inc. - Class B                                 393
 23,438    Georgia-Pacific Group                                                          843
 34,076    International Paper Company                                                  1,377
 14,200    Louisiana-Pacific Corporation                                                  368
458,800    Lyondell Chemical Company                                                   10,305
110,625    MeadWestvaco Corporation                                                     3,529
 20,595    Monsanto Company                                                               750
 11,100    Nucor Corporation                                                            1,014
305,600    Olin Corporation                                                             6,112
 21,500    PPG Industries, Inc.                                                         1,318
  7,400    Phelps Dodge Corporation                                                       681
 41,900    Praxair, Inc.                                                                1,791
 43,200    RPM International, Inc.                                                        762
 10,200    Rohm and Haas Company                                                          438
 15,600    Sherwin-Williams Company                                                       686
 46,400    Tenaris S.A. - ADR                                                           2,115
 98,000    USEC Inc.                                                                    1,016
  9,400    United States Steel Corporation                                                354
 28,450    Weyerhaeuser Company                                                         1,891
 13,400    Worthington Industries, Inc.                                                   286
                                                                                -------------
                                                                                      106,614
                                                                                -------------
           COMMERCIAL SERVICES - 1.1%

 22,800    Apollo Group, Inc. - Class A *                                               1,673
146,000    Automatic Data Processing, Inc.                                              6,033
 11,600    Career Education Corporation *                                                 330
 92,300    Cendant Corporation                                                          1,994
  5,950    Computer Sciences Corporation *                                                280
 15,600    Corinthian Colleges, Inc. *                                                    210
 94,269    First Data Corporation                                                       4,101
 14,200    Monster Worldwide Inc. *                                                       350
 18,700    Moody's Corporation                                                          1,370
  6,600    Omnicom Group Inc.                                                             482
 49,000    Paychex, Inc.                                                                1,477
  7,900    Ryder System, Inc.                                                             372
142,800    ServiceMaster Company                                                        1,836
 18,000    StarTek, Inc.                                                                  564
                                                                                -------------
                                                                                       21,072
                                                                                -------------
           CONSUMER CYCLICAL - 7.7%

140,400    Abercrombie & Fitch Co. - Class A                                            4,423
 11,700    AutoZone, Inc. *                                                               904
 27,700    Bed Bath & Beyond Inc. *                                                     1,028
139,400    Best Buy Co., Inc.                                                           7,561
  9,000    CVS Corporation                                                                379
  7,600    Centex Corporation                                                             383
  6,800    Chico's FAS, Inc. *                                                            233
 58,400    Christopher & Banks Corporation                                                935
 30,950    Circuit City Stores - Circuit City Group                                       475
  9,000    Cooper Tire & Rubber Company                                                   182
 42,100    Eaton Corporation                                                            2,670
 52,800    Foot Locker, Inc.                                                            1,251
178,563    Ford Motor Company                                                           2,509
148,900    Gap, Inc.                                                                    2,784
356,400    General Motors Corporation                                                  15,140
149,400    Genuine Parts Company                                                        5,734
234,350    Home Depot, Inc.                                                             9,186

                                  GATEWAY FUND
            PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

SHARES                                                                           VALUE (000's)
------                                                                           -------------
 41,600    J. C. Penney Company, Inc.                                                   1,468
 23,200    Johnson Controls, Inc.                                                       1,318
  3,300    KB HOME                                                                        279
 25,100    Kohl's Corporation *                                                         1,210
 26,300    Leggett & Platt, Incorporated                                                  739
395,300    Limited Brands                                                               8,811
100,500    Lowe's Companies, Inc.                                                       5,462
 18,000    Masco Corporation                                                              622
345,200    May Department Stores Company                                                8,847
206,700    Maytag Corporation                                                           3,797
 19,900    NIKE, Inc. - Class B                                                         1,568
121,200    Nordstrom, Inc.                                                              4,635
 12,600    PACCAR Inc.                                                                    871
 24,000    Pep Boys - Manny, Moe, & Jack                                                  336
 83,600    Pier 1 Imports, Inc.                                                         1,511
 12,200    Pulte Homes, Inc.                                                              749
 15,950    RadioShack Corporation                                                         457
 16,000    Ross Stores, Inc.                                                              375
100,200    Sears, Roebuck and Co.                                                       3,993
 44,700    Staples, Inc.                                                                1,333
135,400    TJX Companies, Inc.                                                          2,984
 58,000    Talbots, Inc.                                                                1,438
 85,000    Target Corporation                                                           3,846
 17,700    Tiffany & Co.                                                                  544
 12,400    VF Corporation                                                                 613
513,400    Wal-Mart Stores, Inc.                                                       27,313
 49,800    Walgreen Co.                                                                 1,784
 78,500    Whirlpool Corporation                                                        4,717
                                                                                -------------
                                                                                      147,397
                                                                                -------------
           CONSUMER NON-CYCLICAL - 8.8%

  7,650    Alberto-Culver Company - Class B                                               333
319,700    Albertson's, Inc.                                                            7,650
865,400    Altria Group, Inc.                                                          40,708
  6,350    Anheuser-Busch Companies                                                       317
 73,300    Avon Products, Inc.                                                          3,202
 30,500    Clorox Company                                                               1,626
 96,350    Coca-Cola Company                                                            3,859
 47,000    Colgate-Palmolive Company                                                    2,123
 45,600    Companhia de Bebidas das Americas - ADR                                      1,021
423,500    ConAgra Foods, Inc.                                                         10,888
 18,900    Fortune Brands, Inc.                                                         1,400
 13,800    General Mills, Inc.                                                            620
148,000    Gillette Company                                                             6,178
 21,800    H. J. Heinz Company                                                            785
  4,300    Hershey Foods Corporation                                                      201
 24,500    Kellogg Company                                                              1,045
179,800    Kimberly-Clark Corporation                                                  11,613
106,400    Loews Corporation - Carolina Group                                           2,593
609,100    Newell Rubbermaid Inc.                                                      12,206
181,380    PepsiCo, Inc.                                                                8,824
448,100    Procter & Gamble Company                                                    24,251
 77,600    Reynolds American, Inc.                                                      5,280
 78,000    SYSCO Corporation                                                            2,334
654,800    Sara Lee Corporation                                                        14,969
  8,700    Supervalu, Inc.                                                                240
198,400    Tupperware Corporation                                                       3,369
 28,800    UST Inc.                                                                     1,160
 43,575    Vector Group Ltd.                                                              655
                                                                               --------------
                                                                                      169,450
                                                                               --------------
           CONSUMER SERVICES - 1.9%

 11,600    Brunswick Corporation                                                          531
 61,900    Carnival Corporation                                                         2,927
 11,000    Clear Channel Communications, Inc.                                             343
 16,210    Comcast Corporation - Class A *                                                458
  7,100    Deluxe Corporation                                                             291

                                  GATEWAY FUND
            PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

SHARES                                                                           VALUE (000's)
------                                                                           -------------
   20,800    Eastman Kodak Company                                                        670
   27,400    Harley-Davidson, Inc.                                                      1,629
   15,650    Harrah's Entertainment, Inc.                                                 829
   92,900    International Game Technology                                              3,340
   39,900    Mattel, Inc.                                                                 723
   69,600    McDonald's Corporation                                                     1,951
   34,800    Nautilus Group, Inc.                                                         786
  293,000    R. R. Donnelley & Sons Company                                             9,177
  189,200    Regal Entertainment Group - Class A                                        3,614
   24,000    Russ Berrie and Company, Inc.                                                484
  253,600    Sirius Satellite Radio Inc. *                                                811
   54,000    Standard Register Company                                                    567
    9,600    Starbucks Corporation *                                                      436
  152,000    Time Warner Inc. *                                                         2,453
   66,591    Viacom Inc. - Class B                                                      2,235
   67,900    Walt Disney Company                                                        1,531
   10,300    Wendy's International, Inc.                                                  346
                                                                                -------------
                                                                                       36,132
                                                                                -------------
             ENERGY - 6.9%

    6,947    Anadarko Petroleum Corporation                                               461
   23,150    BJ Services Company                                                        1,213
   49,700    Baker Hughes Incorporated                                                  2,173
  424,214    ChevronTexaco Corporation                                                 22,755
   94,231    ConocoPhillips                                                             7,807
1,125,982    Exxon Mobil Corporation                                                   54,419
  429,950    Halliburton Company                                                       14,485
  298,300    Kerr-McGee Corporation                                                    17,078
   16,100    Kinder Morgan, Inc.                                                        1,011
   41,900    Marathon Oil Corporation                                                   1,730
   49,100    Occidental Petroleum Corporation                                           2,746
   58,600    Schlumberger Limited                                                       3,944
   10,500    Sunoco, Inc.                                                                 777
   32,800    Tidewater Inc.                                                             1,068
                                                                                -------------
                                                                                      131,667
                                                                                -------------
             FINANCIAL - 25.8%

   30,400    A. G. Edwards, Inc.                                                        1,052
    9,000    ACE Limited                                                                  361
  174,000    Aegon N.V. - ADR                                                           1,879
  106,600    Allstate Corporation                                                       5,116
   51,700    AmSouth Bancorporation                                                     1,261
  123,300    American Express Company                                                   6,345
  110,000    American Home Mortgage Investment Corp.                                    3,075
  282,436    American International Group, Inc.                                        19,203
   68,800    Amvescap PLC - ADR                                                           755
   11,700    Aon Corporation                                                              336
  149,900    Apartment Investment & Management Co. - Class A                            5,214
   75,400    BB&T Corporation                                                           2,993
   36,000    Banco Santander Chile S.A. - ADR                                           1,006
1,192,880    Bank of America Corporation                                               51,688
   13,050    Bear Stearns Companies Inc.                                                1,255
   11,250    CIGNA Corporation                                                            783
    3,000    Capital One Financial Corporation                                            222
  510,375    Charles Schwab Corporation                                                 4,690
   17,500    Chubb Corporation                                                          1,230
1,311,015    Citigroup Inc.                                                            57,842
   37,000    Comerica Incorporated                                                      2,196
   61,200    Cornerstone Realty Income Trust, Inc.                                        597
   76,398    Countrywide Financial Corporation                                          3,009
  260,000    Crescent Real Estate Equities Company                                      4,092
  597,000    Equity Office Properties Trust                                            16,268
    8,900    Equity Residential                                                           276
   91,200    Fannie Mae                                                                 5,782
   35,200    Fidelity National Financial, Inc.                                          1,341
  116,000    First Industrial Realty Trust, Inc.                                        4,280
   33,000    Franklin Resources, Inc.                                                   1,840

                                  GATEWAY FUND
            PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

SHARES                                                                           VALUE (000's)
------                                                                           -------------
2,206,986   General Electric Company                                                   74,111
   98,800   Glimcher Realty Trust                                                       2,401
   96,650   Goldman Sachs Group, Inc.                                                   9,012
   23,300   H&R Block, Inc.                                                             1,152
  453,600   HRPT Properties Trust                                                       4,985
   32,600   Hartford Financial Services Group, Inc.                                     2,019
   98,000   Health Care REIT, Inc.                                                      3,450
   57,600   Healthcare Realty Trust, Inc.                                               2,249
  117,600   Hospitality Properties Trust                                                4,997
  261,400   ING Groep N.V. - ADR                                                        6,608
1,035,677   JPMorgan Chase & Co.                                                       41,147
   20,100   Jefferson-Pilot Corporation                                                   998
   68,400   KeyCorp                                                                     2,161
   34,700   Lehman Brothers Holdings Inc.                                               2,766
  188,300   Lincoln National Corporation                                                8,850
   42,800   Lloyds TSB Group PLC - ADR                                                  1,347
   11,000   MBIA Inc.                                                                     640
  134,000   MBNA Corporation                                                            3,377
  156,100   Marsh & McLennan Companies, Inc.                                            7,143
  131,850   Merrill Lynch & Co., Inc.                                                   6,556
  378,600   Morgan Stanley                                                             18,665
  137,700   National City Corporation                                                   5,318
  146,000   Nationwide Health Properties, Inc.                                          3,030
  250,000   New York Community Bancorp, Inc.                                            5,135
   25,600   Newcastle Investment Corporation                                              786
   22,100   North Fork Bancorporation, Inc.                                               982
   30,800   PNC Financial Services Group, Inc.                                          1,666
   18,200   Progressive Corporation                                                     1,542
   67,657   Regions Financial Corporation                                               2,237
   34,100   SLM Corporation                                                             1,521
  100,800   Senior Housing Properties Trust                                             1,796
   43,100   SouthTrust Corporation                                                      1,796
   86,579   St. Paul Travelers Companies, Inc.                                          2,862
   20,600   T. Rowe Price Group Inc.                                                    1,049
  435,283   U. S. Bancorp                                                              12,580
   51,200   Unitrin, Inc.                                                               2,128
  208,200   Wachovia Corporation                                                        9,775
  118,800   Waddell & Reed Financial, Inc. - Class A                                    2,614
  181,750   Washington Mutual, Inc.                                                     7,103
  258,650   Wells Fargo & Company                                                      15,423
   45,200   XL Capital Ltd. - Class A                                                   3,344
                                                                                -------------
                                                                                      493,308
                                                                                -------------
            HEALTH CARE - 10.9%

  265,400   Abbott Laboratories                                                        11,242
   20,000   Aetna Inc.                                                                  1,999
  125,777   Amgen Inc. *                                                                7,129
    4,000   Anthem, Inc. *                                                                349
   41,900   Baxter International Inc.                                                   1,347
   24,800   Becton, Dickinson and Company                                               1,282
   45,300   Biogen Idec Inc. *                                                          2,771
   27,750   Biomet, Inc.                                                                1,301
  106,300   Boston Scientific Corporation *                                             4,223
1,716,900   Bristol-Myers Squibb Company                                               40,639
   13,400   C. R. Bard, Inc.                                                              759
   15,350   Cardinal Health, Inc.                                                         672
  148,500   Eli Lilly and Company                                                       8,917
    4,000   Genzyme Corporation *                                                         218
   32,400   Gilead Sciences, Inc. *                                                     1,211
   42,800   GlaxoSmithKline PLC - ADR                                                   1,872
   40,200   Guidant Corporation                                                         2,655
   30,400   HCA Inc.                                                                    1,160
   12,800   Humana Inc. *                                                                 256
  520,072   Johnson & Johnson                                                          29,296
   11,800   Manor Care, Inc.                                                              353
   53,450   Medtronic Inc.                                                              2,774

                                  GATEWAY FUND
            PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

SHARES                                                                           VALUE (000's)
------                                                                           -------------
  648,650    Merck & Co., Inc.                                                         21,405
   16,400    PerkinElmer, Inc.                                                            282
1,528,650    Pfizer Inc.                                                               46,777
   14,400    Quest Diagnostics Incorporated                                             1,270
   70,300    Schering-Plough Corporation                                                1,340
   17,500    St. Jude Medical, Inc. *                                                   1,317
    7,400    Stryker Corporation                                                          356
   81,100    UnitedHealth Group Incorporated                                            5,980
   18,200    Wellpoint Health Networks Inc. *                                           1,913
  116,700    Wyeth                                                                      4,365
   24,620    Zimmer Holdings, Inc. *                                                    1,946
                                                                                -------------
                                                                                      209,376
                                                                                -------------
             INDUSTRIALS - 3.6%

   26,025    American Power Conversion Corporation                                        453
   31,950    Black & Decker Corporation                                                 2,474
   18,800    Briggs & Stratton Corporation                                              1,527
   96,900    Caterpillar Inc.                                                           7,796
   12,000    Cooper Industries, Ltd. - Class A                                            708
    7,500    Cummins, Inc.                                                                554
   32,600    Deere & Company                                                            2,104
  148,300    Emerson Electric Co.                                                       9,178
   10,900    ITT Industries, Inc.                                                         872
   43,600    Illinois Tool Works Inc.                                                   4,062
   25,000    Ingersoll-Rand Company                                                     1,699
   17,000    Parker-Hannifin Corporation                                                1,001
   24,850    Rockwell Automation, Inc.                                                    962
  181,600    SPX Corporation                                                            6,429
   91,400    Snap-on Incorporated                                                       2,519
  134,800    Stanley Works                                                              5,733
  242,403    Tyco International Ltd.                                                    7,432
   81,700    United Technologies Corporation                                            7,629
   10,500    W. W. Grainger, Inc.                                                         605
  190,600    Waste Management, Inc.                                                     5,211
    8,800    York International Corporation                                               278
                                                                                -------------
                                                                                       69,226
                                                                                -------------
             TECHNOLOGY - 15.3%

   32,500    Adobe Systems Incorporated                                                 1,608
   31,525    Advanced Micro Devices, Inc. *                                               410
   38,225    Agilent Technologies, Inc. *                                                 825
   32,800    Akamai Technologies, Inc. *                                                  461
   29,600    Altera Corporation *                                                         579
   92,000    Amazon.com, Inc. *                                                         3,759
  161,100    Analog Devices, Inc.                                                       6,247
   39,050    Apple Computer, Inc. *                                                     1,513
   85,500    Applied Materials, Inc. *                                                  1,410
   52,000    Ask Jeeves, Inc. *                                                         1,701
   19,800    Autodesk, Inc.                                                               963
   48,403    Avaya Inc. *                                                                 675
  116,000    BEA Systems, Inc. *                                                          802
  147,002    Boeing Company                                                             7,588
  114,700    Broadcom Corporation - Class A *                                           3,130
  908,625    Cisco Systems, Inc. *                                                     16,446
   13,200    Citrix Systems, Inc. *                                                       231
   47,800    Computer Associates International, Inc.                                    1,257
   14,725    Comverse Technology, Inc. *                                                  277
  178,875    Corning Incorporated *                                                     1,982
   38,400    Danaher Corporation                                                        1,969
  123,300    Dell Inc. *                                                                4,390
  175,763    EMC Corporation *                                                          2,028
  162,100    eBay Inc. *                                                               14,904
   37,300    Electronic Arts Inc. *                                                     1,715
   24,400    F5 Networks, Inc. *                                                          743
   27,850    General Dynamics Corporation                                               2,843
   17,900    Goodrich Corporation                                                         561
   18,800    Google Inc. - Class A *                                                    2,436

                                  GATEWAY FUND
            PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

SHARES                                                                           VALUE (000's)
------                                                                           -------------
  376,705    Hewlett-Packard Company                                                    7,063
  301,450    Honeywell International Inc.                                              10,810
   29,600    InfoSpace, Inc. *                                                          1,403
1,339,928    Intel Corporation                                                         26,879
  174,650    International Business Machines Corporation                               14,975
  109,750    JDS Uniphase Corporation *                                                   370
   77,800    Linear Technology Corporation                                              2,819
   53,400    Lockheed Martin Corporation                                                2,979
  556,440    Lucent Technologies Inc. *                                                 1,764
  120,500    Maxim Integrated Products, Inc.                                            5,096
    9,950    Mercury Interactive Corporation *                                            347
2,074,450    Microsoft Corporation                                                     57,359
  446,471    Motorola, Inc.                                                             8,054
   94,800    NVIDIA Corporation *                                                       1,377
   46,000    National Semiconductor Corporation *                                         713
   39,150    Network Appliance, Inc. *                                                    900
   30,592    Northrop Grumman Corporation                                               1,631
   38,250    Novell, Inc. *                                                               241
  646,898    Oracle Corporation *                                                       7,297
  110,800    PMC-Sierra, Inc. *                                                           976
    6,300    Pitney Bowes Inc.                                                            278
   85,600    Priceline.com Incorporated *                                               1,898
  336,000    QUALCOMM Incorporated                                                     13,117
   39,650    Raytheon Company                                                           1,506
   24,000    Red Hat, Inc. *                                                              294
   16,900    Rockwell Collins                                                             628
    8,849    Sabre Holdings Corporation - Class A                                         217
   62,200    Sanmina-SCI Corporation *                                                    439
   13,375    Scientific-Atlanta, Inc.                                                     347
   67,200    Sohu.com Inc. *                                                            1,118
   96,300    Solectron Corporation *                                                      477
   25,600    SpectraLink Corporation                                                      243
   45,150    Symantec Corporation *                                                     2,478
    7,400    Tektronix, Inc.                                                              246
  373,150    Texas Instruments Incorporated                                             7,941
   13,600    Textron Inc.                                                                 874
   30,400    Travelzoo Inc. *                                                           1,581
  147,200    United Online, Inc. *                                                      1,416
  136,876    VERITAS Software Corporation *                                             2,436
   52,800    ValueClick, Inc. *                                                           498
   60,000    VeriSign, Inc. *                                                           1,193
   42,400    WebEx Communications, Inc. *                                                 925
   96,600    Xilinx, Inc.                                                               2,608
  391,450    Yahoo! Inc. *                                                             13,274
                                                                                -------------
                                                                                      292,538
                                                                                -------------
             TELECOMMUNICATIONS - 5.9%

   25,600    ALLTEL Corporation                                                         1,406
  398,321    AT&T Corp.                                                                 5,704
  284,609    AT&T Wireless Services Inc. *                                              4,207
  570,200    BellSouth Corporation                                                     15,464
  908,200    Citizens Communications Company                                           12,161
  116,400    Compania Anonima Nacional Telefonos de Venezuela - ADR                     2,622
  119,350    Nextel Communications, Inc. - Class A *                                    2,845
1,216,256    SBC Communications Inc.                                                   31,562
  164,850    Sprint Corporation                                                         3,318
   50,400    Telecomunicacoes de Sao Paulo S.A. - ADR                                     883
  821,468    Verizon Communications Inc.                                               32,349
                                                                                -------------
                                                                                      112,521
                                                                                -------------
             TRANSPORTATION - 0.3%

   11,050    Burlington Northern Santa Fe Corporation                                     423
   16,200    FedEx Corp.                                                                1,388
   58,850    Southwest Airlines Co.                                                       802
   40,400    United Parcel Service, Inc. - Class B                                      3,067
                                                                                -------------
                                                                                        5,680
                                                                                -------------

                                  GATEWAY FUND
            PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

SHARES                                                                                 VALUE (000's)
------                                                                                 -------------
          UTILITIES - 3.9%

197,300   Ameren Corporation                                                                  9,105
 11,050   American Electric Power Company, Inc.                                                 353
120,000   Atmos Energy Corporation                                                            3,023
 21,100   CenterPoint Energy, Inc.                                                              219
 21,800   Cinergy Corp.                                                                         863
131,600   Consolidated Edison, Inc.                                                           5,532
 80,600   DTE Energy Company                                                                  3,401
 30,117   Dominion Resources, Inc.                                                            1,965
601,200   Duke Energy Corporation                                                            13,761
 63,700   Exelon Corporation                                                                  2,337
 23,480   FirstEnergy Corp.                                                                     965
 45,200   Great Plains Energy Incorporated                                                    1,318
205,400   KeySpan Corporation                                                                 8,052
173,600   NICOR Inc.                                                                          6,371
 10,600   PPL Corporation                                                                       500
 88,900   Peoples Energy Corporation                                                          3,705
 55,853   Progress Energy, Inc.                                                               2,365
147,700   Public Service Enterprise Group Inc.                                                6,292
 16,800   Sempra Energy                                                                         608
 88,000   Southern Company                                                                    2,638
 68,000   United Utilities PLC - ADR                                                          1,385
 16,835   Xcel Energy, Inc.                                                                     292
                                                                                       ------------
                                                                                             75,050
                                                                                       ------------

           Total common stocks (cost $1,605,379)                                          1,870,031
                                                                                       ------------

 CONTRACTS

          PUT OPTIONS - 0.1%

  4,038   On S&P 500 Index expiring October 16, 2004 at 995                                      70
  8,328   On S&P 500 Index expiring October 16, 2004 at 1025                                    250
  4,314   On S&P 500 Index expiring November 20, 2004 at 1025                                 1,262
                                                                                       ------------

           Total put options (cost $6,950)                                                    1,582
                                                                                       ------------

          REPURCHASE AGREEMENT - 3.1% **
          1.25% repurchase agreement with U. S. Bank, N. A.
           dated September 30, 2004, due October 1, 2004 (repurchase proceeds $59,188        59,186
                                                                                       ------------

           Total common stocks, put options and repurchase agreement - 100.9%             1,930,799
                                                                                       ------------

           CALL OPTIONS - (1.0%) ***

 (5,467)  On S&P 500 Index expiring October 16, 2004 at 1100                                (10,442)
 (4,680)  On S&P 500 Index expiring October 16, 2004 at 1125                                 (2,293)
 (2,342)  On S&P 500 Index expiring November 20, 2004 at 1125                                (3,396)
 (4,191)  On S&P 500 Index expiring November 20, 2004 at 1150                                (2,305)
                                                                                       ------------

           Total call options outstanding (premiums received $29,098)                       (18,436)
                                                                                       ------------

          OTHER ASSETS AND LIABILITIES, NET - 0.1%                                            1,804
                                                                                       ------------

          NET ASSETS - 100.0%                                                          $  1,914,167
                                                                                       ============

*   Non-income producing.

** Repurchase agreement fully collateralized by U.S. Government Agency obligations.

*** The aggregate value of common stocks that covers outstanding call options is $1,870,031,000.

ADR - American Depository Receipt

Common stocks are grouped by sector.

See accompanying Notes to Portfolio of Investments.

                                  GATEWAY FUND
       NOTES TO PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

The Gateway Trust is an Ohio business trust, registered under the Investment Company Act of 1940, which is authorized to establish and operate one or more separate series of mutual funds. The Trust currently operates one diversified mutual fund, the Gateway Fund (the Fund). The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by owning a broadly diversified portfolio of common stocks and by selling index call options. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time.

The following is a summary of the Fund's significant accounting policies related to its Portfolio of Investments:

INVESTMENTS VALUATION - The Fund values its portfolio securities as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time). Securities, other than option contracts, traded on a national stock exchange are valued at the last reported sales price on the primary exchange on which the security is traded. Securities traded in the over-the-counter market, and which are quoted by NASDAQ, are valued at the NASDAQ Official Closing Price. Option contracts (both purchased and written) are valued at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

INVESTMENT TRANSACTIONS - Investment transactions are recorded on the trade date.

OPTION TRANSACTIONS - The Fund purchases index put options and writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently valued until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

REPURCHASE AGREEMENTS - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P., the Adviser.

FEDERAL INCOME TAXES - At September 30, 2004, based on a $1,598,748,000 federal tax cost of common stocks and options, gross unrealized appreciation totaled $308,409,000, gross unrealized depreciation totaled $53,980,000 and net unrealized appreciation totaled $254,429,000.

2. INVESTMENT TRANSACTIONS

For the three months ended September 30, 2004, cost of purchases of investment securities (excluding short-term investments) totaled $833,152,000 and proceeds from sales totaled $619,689,000.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, the premiums received) to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the three months ended September 30, 2004, transactions in written options were as follows:

                                        Contracts      Premiums (000's)
                                       -----------     ----------------
Outstanding at June 30, 2004                  14,903    $        38,087
Options written                               31,245             58,127
Options terminated in closing
     purchase transactions                   (20,102)           (51,285)
Options expired                               (9,366)           (15,831)
                                     ---------------    ---------------
Outstanding at September 30, 2004             16,680    $        29,098
                                     ===============    ===============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of November 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings of Form N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibit 99. CERT Certifications are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Gateway Trust

By /s/ Walter G. Sall
   ----------------------------------
   Walter G. Sall, Chairman

Date November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Walter G. Sall
   ----------------------------------
   Walter G. Sall, Chairman

Date November 22, 2004

By /s/ Gary H. Goldschmidt
   ----------------------------------
   Gary H. Goldschmidt
   Vice President and Treasurer

Date November 22, 2004